Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Net revenues	$ 34,748	$ 18,084	$ 85,178	$ 48,063	$ 81,042	$ 75,664
Cost of sales	(42,365)	(47,608)	(85,095)	(89,091)	(163,001)	(104,219)
Gross profit	7,617	(29,524)	83	(41,028)	(81,959)	(28,555)
Operating expenses:
Research and development
General and administrative
General and administrative	127,778	112,851	228,724	239,050	393,910	637,348
Total operating expenses	127,778	112,851	228,724	239,050	393,910	637,348
Profit/Loss from operations	(135,395)	(142,375)	(228,641)	(280,078)	(475,869)	(665,903)
Other income (expense):
Interest income
Amortisation of Debt Discount						62,200
Interest expense	(24,793)	(37,905)	(50,138)	(63,172)	(116,080)	(189,998)
Other income						134,005
Change in fair value of derivative liabilities	1,332	278,066	23,432	437,251	606,150	(260,737)
Total other expense, net	(23,461)	240,161	(26,706)	374,079	490,070	(316,730)
Profit/Loss before provision for income taxes	(158,856)	97,786	(255,347)	94,001	14,201	(982,633)
Provision for income taxes
Net profit/loss from operations	(158,856)	97,786	(255,347)	94,001	14,201	(982,663)
Less: Loss attributable to non-controlling interest	6,910	7,645	9,976	14,942	31,388	25,903
Gain/Loss from discontinued operations
Less Net loss from discontinued operations
Net profit/loss attributable to Holding Company	$ (151,946)	$ 105,431	$ (245,371)	$ 108,943	$ 45,589	$ (956,730)
Basic and diluted loss per common share	$ 0	$ 0	$ 0	$ 0	$ (0.00)	$ (0.01)
Discontinued Operating basic and diluted loss per common share					$ (0.00)	$ (0.00)
Weighted average common shares outstanding basic and diluted	233,177,226	186,657,041	233,177,226	186,657,041	233,177,226	148,736,452